Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 2,136	$ 2,643	$ 4,242
Finished goods, at the lower of cost and net realizable value	4,089	4,021	4,001
Total net inventories	6,225	6,664	8,243	[1]
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	2,138	2,645	4,242
Finished goods, at the lower of cost and net realizable value	4,996	4,702	4,502
Total net inventories	7,134	7,347	8,744
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(2)	(2)	0
Finished goods, at the lower of cost and net realizable value	(907)	(681)	(501)
Total net inventories	$ (909)	$ (683)	$ (501)

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.